OPERATING LEASES (Schedule of Effect of Operating Lease Right-of-Use Assets, Liabilities and Rent Expense) (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Leases [Abstract]
Operating Lease Right-of-Use-Asset	$ 37,077,038
Operating lease liabilities	29,044,966
Monthly Rent Expense	$ 277,570	$ 249,955